SCHEDULE OF OTHER OPERATING INCOME, NET (Details) ¥ in Thousands		12 Months Ended
		Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Other Income and Expenses [Abstract]
Gains from waiver of operating payables	[1]		¥ 10,604	¥ 70,500	¥ 73,747
Government grant			6,135	5,252	1,895
Guarantee income				46	126
Income from sale of loans recognized as a result of payments under guarantees					26,279
Transfer-out of unused VAT-input deductible					(20,030)
Others			1,262	(5,808)
Total			¥ 18,001	¥ 69,990	¥ 82,017

[1]	The Company entered into supplemental agreements with several suppliers in May and June 2021, pursuant to which the Company would be exempted, conditionally, from the repayment of other payables of approximately RMB120.4 million. In this regard, the Company satisfied certain necessary payment conditions during the fiscal year ended March 31, 2022 which resulted in RMB64.3 million in other payables being waived pursuant to the relevant supplier agreements. The waiver of this payable balance resulted in a like gain recorded in the same fiscal year. Additional payment conditions were met during fiscal year 2023 resulting in an incremental RMB56.1 million in payables waived pursuant to the operative supplier agreements. The waiver of this additional payables balance resulted in a like gain recorded in the same fiscal year.